Balance Sheet Location and Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (16,386,379)	$ (12,470,124)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	721,736	831,707
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(16,659,895)	(11,909,842)
Derivative liability
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(448,220)	(1,391,989)
Derivatives Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	16,597	1,570
Derivatives Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	950	1,570
Derivatives Designated As Cash Flow Hedges | Currency Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	15,647
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(16,402,976)	(12,471,694)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	62,297	(730,399)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	180,789	184,313
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	33	381
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	1,302	2,536
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(1,491,280)	(45,772)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(264,857)	(107,973)
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(14,903,758)	(11,756,097)
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	3,669	3,819
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	7,156	(24,405)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ 1,673	$ 1,903